Earnings per share (Tables)	6 Months Ended
Jun. 30, 2018
Earnings Per Share
Weighted average number of common shares outstanding

	Three months		Six months
	ended June 30,		ended June 30,
	2018	2017	2018	2017
Issued common shares at beginning of period	57,842,922	51,018,827	56,378,306	49,115,518
Effect of shares issued	1,429,855	510,118	1,792,078	1,733,636
Weighted average number of common shares outstanding – basic	59,272,777	51,528,945	58,170,384	50,849,154

Weighted average number of shares outstanding – diluted	59,272,777	51,528,945	58,170,384	50,849,154